Leases - Summary of Future Lease Payments under Lease Liabilities (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee Disclosure [Abstract]
Operating Lease, 2020	¥ 129,190	$ 18,557
Operating Lease, 2021	119,686	17,192
Operating Lease, 2022	96,956	13,927
Operating Lease, 2023	81,614	11,723
Operating Lease, 2024	24,483	3,517
Operating Lease, Thereafter	194,903	27,996
Operating Lease, Total future lease payments	646,832	92,912
Operating Lease, Less: Imputed interest	(118,688)	(17,048)
Operating Lease, Total lease liability balance	528,144	75,864
Finance Lease, 2020	6,894	990
Finance Lease, 2021	6,895	990
Finance Lease, 2022	4,687	673
Finance Lease, 2023	0	0
Finance Lease, 2024	0	0
Finance Lease, Thereafter	0	0
Finance Lease, Total future lease payments	18,476	2,653
Finance Lease, Less: Imputed interest	(1,444)	(207)
Finance Lease, Total lease liability balance	¥ 17,032	$ 2,446